Stockholders equity and dividend payment (Tables)	9 Months Ended
Sep. 30, 2018
Stockholders equity and dividend payment (Tables) [Abstract]
Stockholders equity
Stockholders equity

	Common stock	Preferred stock
Issued at September 30, 2018	143,592,543	0
Shares to be issued assuming conversion of
convertible notes due 2019*	6,562,001
Shares to be issued assuming conversion of
convertible notes due 2021*	19,968,375
Numbers of shares authorized for issue
at September 30, 2018	250,000,000	1,000,000
Par value	$ 0.01	$ 0.01
*assuming the maximum Fundamental Change conversion rate.

Dividend payment
Dividend payment as of September 30, 2018:

Payment date	Total Payment	Per common share
August 31, 2018	$2.9 million	$0.02
May 30, 2018	$2.9 million	$0.02
February 28, 2018	$2.9 million	$0.02
Total payment as per September 30, 2018	$8.6 million	$0.06

Dividend payment as of December 31, 2017:

Payment date	Total Payment	Per common share
December 6, 2017	$2.8 million	$0.02
August 31, 2017	$2.8 million	$0.02
May 31, 2017	$10.1 million	$0.08
February 22, 2017	$7.6 million	$0.08
Total payment as per December 31, 2017	$23.3 million	$0.20